Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 981	£ 1,567	£ 1,814
Tax calculated at a tax rate of 19% (2018: 19%, 2017: 19.25%)	186	298	349
Bank surcharge on profits	64	111	132
Non-deductible preference dividends paid	8	8	9
Non-deductible UK Bank Levy	24	20	25
Non-deductible conduct remediation, fines and penalties	44	6	35
Other non-deductible costs and non-taxable income	29	26	30
Effect of change in tax rate on deferred tax provision	(10)	(2)	(2)
Tax Relief On Dividends In Respect Of Other Equity Instruments	(39)	43	46
Adjustment to prior year provisions	(34)	(21)	(18)
Tax charge	£ 272	£ 403	£ 514